FINANCE LEASE (Components of Investments) (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2013	Dec. 31, 2012
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 5,082,000	$ 8,766,000
Less: unearned income		(387,000)	(965,000)
Net investment in finance lease		4,695,000	7,801,000
Less current portion		(3,108,000)	(3,106,000)
Noncurrent portion		1,587,000	4,695,000
Purchase Option for Vessel	$ 1